Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash (used in) / provided by Operating Activities	$ 15,129	$ 15,779	$ 35,602
Cash flows from Investing Activities
Acquisition of fixed assets	(7)	(356)	(416)
Net proceeds from sale of fixed assets	60	35	254
Net cash provided by / (used in) Investing Activities	6,002	124,929	25,732
Cash flows from Financing Activities
Proceeds from debt	500	2,782
Proceeds from convertible debt		2,000	4,000
Principal payments of debt	(16,656)	(27,637)	(40,674)
Payment of financing costs		(616)	(842)
Net cash (used in) Financing Activities	(21,131)	(141,002)	(61,493)
Effect of exchange rate changes on cash		294	159
Net increase / (decrease) in cash and cash equivalents		(294)	(159)
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year
Parent Company [Member]
Net cash (used in) / provided by Operating Activities	(844)	(6,150)	3,921
Cash flows from Investing Activities
Return of investment from subsidiaries		24,142	19,473
Decrease in Restricted cash	788	(531)	52
Acquisition of fixed assets		(37)	(177)
Net proceeds from sale of fixed assets	56
Net cash provided by / (used in) Investing Activities	844	23,574	19,348
Cash flows from Financing Activities
Proceeds from debt	500	2,782
Proceeds from convertible debt		2,000	4,000
Principal payments of debt	(500)	(28,915)	(26,747)
Issuance of common stock, net of issuance costs		6,834	27
Payment of financing costs		(419)	(708)
Net cash (used in) Financing Activities	0	(17,718)	(23,428)
Effect of exchange rate changes on cash		294	159
Net increase / (decrease) in cash and cash equivalents	0	(294)	(159)
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0